Summary of Significant Accounting Policies (Details Narrative) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 02, 2016
Class of Stock [Line Items]
Non-accrual status threshold					120 days
Charge off threshold					150 days
Maximum period for loan classified as non-accrual loan					120 days
Cash maturity period					3 months
Maximum exposure	$ 6,000				$ 6,000	$ 3,440
Goodwill impairment	$ 0	$ 1,650	$ 35,400	$ 0	$ 37,050
Expected dividend yield
Loans and Finance Receivables [Member]
Class of Stock [Line Items]
Investment in own whole loans and loan interests	100.00%				100.00%
Related Party Fund [Member]
Class of Stock [Line Items]
Investment	$ 1,010				$ 1,010			$ 1,000
Ownership								15.00%
Related Party Fund [Member] | The Company, CEO, and Director [Member]
Class of Stock [Line Items]
Ownership			29.00%
Related Party Fund [Member] | The Company And A Director [Member]
Class of Stock [Line Items]
Ownership	27.00%				27.00%
Minimum [Member]
Class of Stock [Line Items]
Property and equipment, estimated useful life					3 years
Maximum [Member]
Class of Stock [Line Items]
Property and equipment, estimated useful life					5 years
Maximum [Member] | Investments Other Than Loans [Member]
Class of Stock [Line Items]
Allowed investment in outside loans	20.00%				20.00%